CONDENSED STATEMENT OF OPERATIONS (UNAUDITED) (Parenthetical) - shares	Jun. 30, 2021	Dec. 31, 2020
Income Statement [Abstract]
Ordinary redemption, shares (in shares)	20,823,664
Share capitalization (in Shares)		575,000
Founder shares issued and outstanding (in Shares)		6,325,000